Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
May 31, 2018

Dates Covered
Collections Period	05/01/18 - 05/31/18
Interest Accrual Period	05/15/18 - 06/14/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/18	780,480,713.96	35,563
Yield Supplement Overcollateralization Amount 04/30/18	60,266,024.34	0
Receivables Balance 04/30/18	840,746,738.30	35,563
Principal Payments	22,491,355.85	390
Defaulted Receivables	183,877.97	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/18	58,013,392.21	0
Pool Balance at 05/31/18	760,058,112.27	35,167

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.83%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	3,559,886.96	160
Past Due 61-90 days	632,377.61	27
Past Due 91-120 days	208,823.50	7
Past Due 121+ days	0.00	0
Total	4,401,088.07	194

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.10%
Delinquency Trigger Occurred	NO

Recoveries	112,610.68
Aggregate Net Losses/(Gains) - May 2018	71,267.29
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.10%
Prior Net Losses Ratio	0.15%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	20,141,539.98
Actual Overcollateralization	20,141,539.98
Weighted Average APR	3.11%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	62.02

Flow of Funds	$ Amount

Collections	24,758,263.41
Investment Earnings on Cash Accounts	46,179.73
Servicing Fee	(700,622.28)
Transfer to Collection Account	0.00
Available Funds	24,103,820.86

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,650,262.38
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,769,523.63
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,141,539.98
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	477,721.20

Total Distributions of Available Funds	24,103,820.86

Servicing Fee	700,622.28
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 05/15/18	761,827,635.90
Principal Paid	21,911,063.61
Note Balance @ 06/15/18	739,916,572.29

Class A-1
Note Balance @ 05/15/18	119,987,635.90
Principal Paid	21,911,063.61
Note Balance @ 06/15/18	98,076,572.29
Note Factor @ 06/15/18	60.9171256%

Class A-2
Note Balance @ 05/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	272,800,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-3
Note Balance @ 05/15/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	272,800,000.00
Note Factor @ 06/15/18	100.0000000%

Class A-4
Note Balance @ 05/15/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	71,720,000.00
Note Factor @ 06/15/18	100.0000000%

Class B
Note Balance @ 05/15/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 06/15/18	24,520,000.00
Note Factor @ 06/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,715,036.05
Total Principal Paid	21,911,063.61
Total Paid	23,626,099.66

Class A-1
Coupon	2.25000%
Interest Paid	232,476.04
Principal Paid	21,911,063.61
Total Paid to A-1 Holders	22,143,539.65

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	0.00
Total Paid to A-2 Holders	584,246.67

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	2.1362115
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.2919431
Total Distribution Amount	29.4281546

A-1 Interest Distribution Amount	1.4439506
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	136.0935628
Total A-1 Distribution Amount	137.5375134

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1416667

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	80.76
Noteholders' Principal Distributable Amount	919.24

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/18	2,042,854.72
Investment Earnings	2,857.60
Investment Earnings Paid	(2,857.60)
Deposit/(Withdrawal)	-
Balance as of 06/15/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72